Accrued Expenses and Other Payables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus	$ 198,700	$ 25,312	$ 2,068,692
Accrued commission	80,818	10,295	75,713
Accrued employee benefits	104,542	13,318	99,512
Accrued legal and professional fee	592,066	75,424	0
Accrued network and data services	189,462	24,136	146,857
Accrued others	62,327	7,939	130,069
Total accrued expenses and other payables	$ 1,227,915	$ 156,424	$ 2,520,843